Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Feb. 28, 2025	Feb. 29, 2024
Cash flows from operating activities
Net loss	$ (2,131,629)	$ (1,830,522)
Stock based compensation	671,779	554,931
Bad debt expense	124,815	(0)
Depreciation	358,319	457,901
Loss on the sale of equipment	0	31,641
Loss on investment	0	111,773
Change in derivative liability	0	114,835
Amortization of note discount	(7,723)	0
Change in balance sheet accounts
Cryptocurrencies	(411,598)	(128,010)
Notes receivable	62,407	187,221
Prepaid expenses	506,950	(93,084)
Accounts payable and accrued expenses	360,000	328,835
Accrued officer compensation	745,470	0
Customer advances	(703,500)	0
Deferred revenue	(14,365)	(43,096)
Accrued interest - related party	128,931	103,270
Net cash (used in) operating activities	(310,144)	(204,304)
Cash flows from investing activities
Return of capital on joint venture	0	8,408
Purchase of fixed assets	(18,000)	(57,355)
Net cash (used in) investing activities	(18,000)	(48,946)
Cash flows from financing activities:
Proceeds from Series A preferred stock	25,000	0
Proceeds from Series B preferred stock	200,000	0
Loan repayment	(163,175)	0
Related party loans	250,000	325,000
Net cash provided by financing activities	311,825	325,000
Net increase (decrease) in cash and cash equivalents	(16,319)	71,749
Cash and cash equivalents at beginning of period	499,270	270,547
Cash and cash equivalents at end of period	482,951	342,296
Supplemental disclosure of non-cash investing and financing activity
Proceeds received from bitcoin loan	0	577,934
Repayment of bitcoin loan in bitcoin-net	100,681	484,156
Purchase of equipment for loan payable	1,035,000	0
Deemed dividend on Preferred A stock	2,960,648	0
Purchase of equipment with bitcoin	$ 0	$ 339,525